Current and long-term debt - $225.0 Million Credit Facility (Details) - Twenty Three Two Hundred Twenty-Five Million Credit Facility $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) tanker	Apr. 30, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal payment | tanker	11
Undrawn borrowing facilities	$ 50,000
Current prepayments		$ 50,000
Re-borrowable Prepaid Loan Amount	$ 4,500